Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance

The tables and related disclosure below shows (i) the “total compensation” of our principal executive officers (“PEOs”) and our other Named Executive Officers (“NEOs”) as presented in the Summary Compensation Table (“SCT”), (ii) the compensation actually paid (“CAP”) (as defined by the SEC in Item 402(v) of Regulation S-K under the Exchange Act) to our PEOs and our other Named Executive Officers, (iii) certain financial performance measures for the years shown in the table and (iv) the relationship of CAP to those financial performance measures. For purpose of this discussion, individuals holding the role of CEO for all or part of the year are identified as our PEO; any other NEO not reported as a PEO in a given year are referred to as our “Non-PEO NEOs.”

This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act and does not necessarily reflect value actually realized by the executives or how our Compensation and Human Capital Committee evaluates compensation decisions in light of company or individual performance. For discussion of how our Compensation and Human Capital Committee seeks to align pay with performance when making compensation decisions, please review the “Compensation Discussion and Analysis” beginning on page 28.

	Summary Compensation Table Total for PEO 1 ($)(1,2)	Summary Compensation Table Total for PEO 2 ($)(1,3)	Compensation Actually Paid to PEO 1 ($)(1,2)	Compensation Actually Paid to PEO 2 ($)(1,3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1,2)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1,3)	Value of Initial Fixed $100 Investment Based on:
Year							Total Shareholder Return(4)	Peer Group Total Shareholder Return(5)	Net Income (millions)(6)	Net Sales (millions)(7)
2023	12,602,133	5,213,172	3,371,205	2,570,129	3,203,326	1,527,322	73.08	110.54	680.6	6,662.2
2022	10,426,035	—	12,878,229	—	2,797,114	3,330,052	94.13	125.43	682.0	6,350.5
2021	12,718,656	—	11,236,619	—	3,654,687	2,867,886	93.23	102.80	755.3	6,317.9

(1)	Our PEOs and Non-PEO NEOs included in these columns reflect the following individuals:

Year	PEO 1	PEO 2	Non-PEO NEOs
2023	Lawrence E. Kurzius	Brendan M. Foley	Michael R. Smith, Sarah J. Piper, Jeffrey D. Schwartz, and Malcolm Swift
2022	Lawrence E. Kurzius	N/A	Brendan Foley, Michael R. Smith, Jeffrey D. Schwartz, and Malcolm Swift
2021	Lawrence E. Kurzius	N/A	Brendan Foley, Michael R. Smith, Jeffrey D. Schwartz, and Malcolm Swift

(2)	Amounts reflect the total compensation reported in the “Total” column of the Summary Compensation Table (“SCT”) for each corresponding year. Amounts presented for Non-PEO NEOs are averages for the entire group in each respective year
(3)	CAP has been calculated based on the requirements and methodology set forth in the applicable SEC rules (Item 402(v) of Regulation S-K). The CAP calculation includes the end-of-year value of awards granted within the fiscal year, the change in fair value from prior year end of vested awards and the change in the fair value of unvested awards granted in prior years, regardless of if, when, or at which intrinsic value they will actually vest. To calculate CAP the following amounts were deducted from and added to the total compensation number shown in the SCT:

	2023			2022		2021
Adjustments	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	12,602,133	5,213,172	3,203,326	10,426,035	2,797,114	12,718,656	3,654,687
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(8,600,100)	(2,400,038)	(1,637,543)	(8,600,079)	(1,875,060)	(8,100,060)	(1,775,028)
(Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings	0	0	0	0	0	0	(17,929)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	8,529,636	2,380,372	1,713,878	11,452,002	2,471,456	10,632,565	2,330,001
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(7,061,003)	(2,132,749)	(1,403,651)	(823,463)	(157,121)	(4,595,379)	(1,457,737)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0	0	0	0	0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,099,461)	(490,628)	(348,688)	423,734	93,663	580,837	133,892
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0	0	0	0	0

	2023			2022		2021
Adjustments	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	0	0	0	0	0	0	0
Compensation Actually Paid	3,371,205	2,570,129	1,527,322	12,878,229	3,330,052	11,236,619	2,867,886

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes.

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the SCT of this proxy statement.

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Restricted Stock Units
Stock Price	$64.83 - $85.73	$85.18 - $98.28	$85.54 - $93.64
Performance Stock Units
Financial Metric Multiplier	200%	200%	200%
TSR Realized Performance (Percentile)	29P - 42P	24P - 42P	43P - 44P
Volatility	24.1% - 25.3%	21.8% - 26.9%	15.9% - 29.3%
Risk-Free Interest Rate	4.6% - 5.0%	4.3% - 4.6%	0.2% - 0.5%
Stock Options
Expected Life	4.0 - 7.8 years	3.7 - 7.7 years	2.7 - 7.7 years
Strike Price	$69.31 - $97.26	$69.31 - $97.26	$52.98 - $89.16
Volatility	22.3% - 24.4%	21.8% - 23.5%	20.7% - 22.8%
Dividend Yield	1.8% - 2.6%	1.5% - 1.8%	1.5% - 1.7%
Risk-Free Interest Rate	3.4% - 4.3%	2.3% - 3.7%	1.3% - 1.6%
Price-Vested Stock Options
Expected Life	3.7 - 4.4 years	4.2 - 4.7 years	5.0 - 5.5 years
Volatility	24.7%	23.0%	21.0%
Dividend Yield	2.6%	1.8%	1.7%
Risk-Free Interest Rate	4.3% - 5.6%	3.7% - 4.7%	0.1% - 1.5%

(4)	Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.
(5)	Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Packaged Foods & Meats Sub Industry Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends. This is the industry index used for comparative purposes on the total return chart included in our Form 10-K.
(6)	The dollar amounts reported represent the GAAP net income reflected in the Company’s audited financial statements for the applicable year.
(7)	Net Sales is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link CAP to PEOs and Non-PEO NEOs.

Company Selected Measure Name		Net Sales
Named Executive Officers, Footnote [Text Block]

(1)	Our PEOs and Non-PEO NEOs included in these columns reflect the following individuals:

Year	PEO 1	PEO 2	Non-PEO NEOs
2023	Lawrence E. Kurzius	Brendan M. Foley	Michael R. Smith, Sarah J. Piper, Jeffrey D. Schwartz, and Malcolm Swift
2022	Lawrence E. Kurzius	N/A	Brendan Foley, Michael R. Smith, Jeffrey D. Schwartz, and Malcolm Swift
2021	Lawrence E. Kurzius	N/A	Brendan Foley, Michael R. Smith, Jeffrey D. Schwartz, and Malcolm Swift

PEO Total Compensation Amount			$ 10,426,035	$ 12,718,656
PEO Actually Paid Compensation Amount			12,878,229	11,236,619
Adjustment To PEO Compensation, Footnote [Text Block]

	2023			2022		2021
Adjustments	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	12,602,133	5,213,172	3,203,326	10,426,035	2,797,114	12,718,656	3,654,687
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(8,600,100)	(2,400,038)	(1,637,543)	(8,600,079)	(1,875,060)	(8,100,060)	(1,775,028)
(Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings	0	0	0	0	0	0	(17,929)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	8,529,636	2,380,372	1,713,878	11,452,002	2,471,456	10,632,565	2,330,001
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(7,061,003)	(2,132,749)	(1,403,651)	(823,463)	(157,121)	(4,595,379)	(1,457,737)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0	0	0	0	0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,099,461)	(490,628)	(348,688)	423,734	93,663	580,837	133,892
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0	0	0	0	0

	2023			2022		2021
Adjustments	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	0	0	0	0	0	0	0
Compensation Actually Paid	3,371,205	2,570,129	1,527,322	12,878,229	3,330,052	11,236,619	2,867,886

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,203,326	2,797,114	3,654,687
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,527,322	3,330,052	2,867,886
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	2023			2022		2021
Adjustments	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Summary Compensation Table Total	12,602,133	5,213,172	3,203,326	10,426,035	2,797,114	12,718,656	3,654,687
(Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year	(8,600,100)	(2,400,038)	(1,637,543)	(8,600,079)	(1,875,060)	(8,100,060)	(1,775,028)
(Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings	0	0	0	0	0	0	(17,929)
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year	8,529,636	2,380,372	1,713,878	11,452,002	2,471,456	10,632,565	2,330,001
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years	(7,061,003)	(2,132,749)	(1,403,651)	(823,463)	(157,121)	(4,595,379)	(1,457,737)
Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	0	0	0	0	0	0	0
Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,099,461)	(490,628)	(348,688)	423,734	93,663	580,837	133,892
(Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	0	0	0	0	0	0	0

	2023			2022		2021
Adjustments	PEO 1	PEO 2	Other NEOs	PEO	Other NEOs	PEO	Other NEOs
Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation	0	0	0	0	0	0	0
Compensation Actually Paid	3,371,205	2,570,129	1,527,322	12,878,229	3,330,052	11,236,619	2,867,886

Equity Valuation Assumption Difference, Footnote [Text Block]

The table below contains ranges of assumptions used in the valuation of outstanding equity awards for the relevant fiscal year(s). For more information, please see the notes to our financial statements in our Annual Report on Form 10-K and the footnotes to the SCT of this proxy statement.

	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Restricted Stock Units
Stock Price	$64.83 - $85.73	$85.18 - $98.28	$85.54 - $93.64
Performance Stock Units
Financial Metric Multiplier	200%	200%	200%
TSR Realized Performance (Percentile)	29P - 42P	24P - 42P	43P - 44P
Volatility	24.1% - 25.3%	21.8% - 26.9%	15.9% - 29.3%
Risk-Free Interest Rate	4.6% - 5.0%	4.3% - 4.6%	0.2% - 0.5%
Stock Options
Expected Life	4.0 - 7.8 years	3.7 - 7.7 years	2.7 - 7.7 years
Strike Price	$69.31 - $97.26	$69.31 - $97.26	$52.98 - $89.16
Volatility	22.3% - 24.4%	21.8% - 23.5%	20.7% - 22.8%
Dividend Yield	1.8% - 2.6%	1.5% - 1.8%	1.5% - 1.7%
Risk-Free Interest Rate	3.4% - 4.3%	2.3% - 3.7%	1.3% - 1.6%
Price-Vested Stock Options
Expected Life	3.7 - 4.4 years	4.2 - 4.7 years	5.0 - 5.5 years
Volatility	24.7%	23.0%	21.0%
Dividend Yield	2.6%	1.8%	1.7%
Risk-Free Interest Rate	4.3% - 5.6%	3.7% - 4.7%	0.1% - 1.5%

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR, as well as the relationship between our TSR and the TSR of our peer group:

CAP vs. TSR

Compensation Actually Paid vs. Net Income [Text Block]		The following chart illustrates the relationship between CAP for our PEOs and the average CAP for our Non-PEO NEOs against our net income: CAP vs. Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]		The following chart illustrates the relationship between CAP for our PEOs and the average CAP for our Non-PEO NEOs against our Net Sales: CAP vs. Net Sales
Tabular List [Table Text Block]
Financial Performance Measures

The following is an unranked list of the financial performance measures we consider most important performance measures used to link CAP for our Non-PEO NEOs to performance for the most recently completed fiscal year. Further information on our performance measures is described in our Compensation Discussion & Analysis beginning on page 28.

•	Net Sales
•	Adjusted Net Sales Growth
•	Adjusted EPS
•	Gross Profit
•	Stock Price
•	Total Shareholder Return

Total Shareholder Return Amount	[2]	$ 73.08	94.13	93.23
Peer Group Total Shareholder Return Amount	[3]	110.54	125.43	102.80
Net Income (Loss) Attributable to Parent	[4]	$ 680,600,000	$ 682,000,000.0	$ 755,300,000
Company Selected Measure Amount	[5]	6,662,200,000	6,350,500,000	6,317,900,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Net Sales
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted Net Sales Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Gross Profit
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Stock Price
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name		Total Shareholder Return
Non-PEO NEO [Member] | (Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (1,637,543)	$ (1,875,060)	$ (1,775,028)
Non-PEO NEO [Member] | (Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(17,929)
Non-PEO NEO [Member] | Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,713,878	2,471,456	2,330,001
Non-PEO NEO [Member] | Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,403,651)	(157,121)	(1,457,737)
Non-PEO NEO [Member] | Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(348,688)	93,663	133,892
Non-PEO NEO [Member] | (Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | (Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(8,600,079)	(8,100,060)
PEO [Member] | (Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			11,452,002	10,632,565
PEO [Member] | Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(823,463)	(4,595,379)
PEO [Member] | Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			423,734	580,837
PEO [Member] | (Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO [Member] | Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			0	0
PEO 1
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[1]	12,602,133	10,426,035	12,718,656
PEO Actually Paid Compensation Amount	[1]	3,371,205	12,878,229	11,236,619
PEO 1 | PEO [Member] | (Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(8,600,100)
PEO 1 | PEO [Member] | (Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 1 | PEO [Member] | Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,529,636
PEO 1 | PEO [Member] | Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(7,061,003)
PEO 1 | PEO [Member] | Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 1 | PEO [Member] | Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,099,461)
PEO 1 | PEO [Member] | (Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 1 | PEO [Member] | Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 2
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		5,213,172
PEO Actually Paid Compensation Amount		2,570,129
PEO 2 | PEO [Member] | (Minus): Grant Date Fair Value of Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,400,038)
PEO 2 | PEO [Member] | (Minus): Change in Pension Value and Nonqualified Deferred Compensation Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 2 | PEO [Member] | Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Option and Stock Awards Granted in Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,380,372
PEO 2 | PEO [Member] | Plus/(Minus): Change in Fair Value of Outstanding and Unvested Option and Stock Awards Granted in Prior Fiscal Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,132,749)
PEO 2 | PEO [Member] | Plus: Fair Value at Vesting of Option and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 2 | PEO [Member] | Plus/(Minus): Change in Fair Value as of Vesting Date of Option and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(490,628)
PEO 2 | PEO [Member] | (Minus): Fair Value as of Prior Fiscal Year-End of Option and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO 2 | PEO [Member] | Plus: Value of Dividends or Other Earnings Paid on Option and Stock Awards Not Otherwise Reflected in Total Compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0
Lawrence E. Kurzius | PEO 1
Pay vs Performance Disclosure [Table]
PEO Name		Lawrence E. Kurzius	Lawrence E. Kurzius	Lawrence E. Kurzius
Brendan M. Foley | PEO 2
Pay vs Performance Disclosure [Table]
PEO Name		Brendan M. Foley
Brendan M. Foley | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name			Brendan Foley	Brendan Foley
Michael R. Smith | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Michael R. Smith	Michael R. Smith	Michael R. Smith
Sarah J. Piper | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Sarah J. Piper
Jeffrey D. Schwartz | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Jeffrey D. Schwartz	Jeffrey D. Schwartz	Jeffrey D. Schwartz
Malcolm Swift | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
PEO Name		Malcolm Swift	Malcolm Swift	Malcolm Swift

[1]	Amounts reflect the total compensation reported in the “Total” column of the Summary Compensation Table (“SCT”) for each corresponding year. Amounts presented for Non-PEO NEOs are averages for the entire group in each respective year
[2]	Total Shareholder Return (TSR) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends.
[3]	Peer Group TSR represents the cumulative return on a fixed investment of $100 in the S&P 500 Packaged Foods & Meats Sub Industry Index for the period beginning on the last trading day of fiscal year 2020 through the end of the applicable fiscal year, assuming reinvestment of dividends. This is the industry index used for comparative purposes on the total return chart included in our Form 10-K.
[4]	The dollar amounts reported represent the GAAP net income reflected in the Company’s audited financial statements for the applicable year.
[5]	Net Sales is reflected for each respective fiscal year and was selected as the Company’s most important financial performance measure used to link CAP to PEOs and Non-PEO NEOs.